UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153


13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  N/A
Phone:  212-754-8100


Signature, Place and Date of Signing:


  /s/ John Kornreich             New York, New York            2/14/03
-----------------------         --------------------          --------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


         28- 06285                   Sandler Capital Management
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:   $18,511
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                          FORM 13F INFORMATION TABLE
                                JOHN KORNREICH
                              September 30, 2002



                                                    FORM 13F INFORMATION TABLE

                                                               VALUE   SHARES/   SH/  PUT/   INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP    x($1000)  PRN AMT   PRN  CALL  DISCRETN  MANAGERS   SOLE  SHARED  NONE
--------------                    --------------    -----    --------  -------   ---  ----  --------  --------   ----  ------  ----
AMC ENTMT INC COM                 COMMON STOCK      1669100      354    40000    SH          SOLE        1       40000    0      0
AOL TIME WARNER                   COMMON STOCK    00184A105     1627   124200    SH          SOLE        1      124200    0      0
AT&T CORP                         COMMON STOCK      1957505      134     5137    SH          SOLE        1        5137    0      0
AT&T WIRELESS SERVICES INC        COMMON STOCK    00209A106      386    68266    SH          SOLE        1       68266    0      0
BELO CORPORATION COM STK          COMMON STOCK     80555105     1812    85000    SH          SOLE        1       85000    0      0
CABLEVISION NY GROUP CLASS A      COMMON STOCK    12686C109     1419    84773    SH          SOLE        1       84773    0      0
CHARTER COM INC. CLASS A COM S    COMMON STOCK    16117M107       94    80000    SH          SOLE        1       80000    0      0
CISCO SYS INC COM                 COMMON STOCK    17275R102      295    22500    SH          SOLE        1       22500    0      0
COMCAST CORP CL A                 COMMON STOCK    20030N101      196     8310    SH          SOLE        1        8310    0      0
COMCAST CORP SPL A COM            COMMON STOCK    20030N200     1988    88000    SH          SOLE        1       88000    0      0
COX COMMUNICATIONS INC            COMMON STOCK    224044107      994    35000    SH          SOLE        1       35000    0      0
FOX ENTERTAINMENT GROUP INC CL    COMMON STOCK    35138T107     1102    42500    SH          SOLE        1       42500    0      0
GRAY TELEVISION INC COM           COMMON STOCK    389375106      585    60000    SH          SOLE        1       60000    0      0
INSIGHT COMMUNICATIONS INC        COMMON STOCK    45768V108      124    10000    SH          SOLE        1       10000    0      0
LIBERTY MEDIA CORP NEW            COMMON STOCK    530718105     2063   230792    SH          SOLE        1      230792    0      0
LIN TV CORP Cl A                  COMMON STOCK    532774106      487    20000    SH          SOLE        1       20000    0      0
MEDIACOM COMMNCTNS CORP           COMMON STOCK    58446K105      264    30000    SH          SOLE        1       30000    0      0
MEMBERWORKS INC COM               COMMON STOCK    586002107      180    10000    SH          SOLE        1       10000    0      0
MICROSOFT CORP COM                COMMON STOCK    594918104      750    14500    SH          SOLE        1       14500    0      0
MILLICOM INTL CELLULAR S A COM    COMMON STOCK    L6388F102       52    29300    SH          SOLE        1       29300    0      0
PAXSON COMMUNICATIONS CORP        COMMON STOCK    704231109       62    30000    SH          SOLE        1       30000    0      0
PRIMEDIA INC COM STK              COMMON STOCK    74157K101      103    50000    SH          SOLE        1       50000    0      0
REGAL ENTMT GRP                   COMMON STOCK    758766109      536    25000    SH          SOLE        1       25000    0      0
UNITEDGLOBALCOM INC CL-A COM      COMMON STOCK    913247508       48    20000    SH          SOLE        1       20000    0      0
UNIVISION COMMUNICAT IONS INC     COMMON STOCK    914906102      245    10000    SH          SOLE        1       10000    0      0
VIACOM INC CL B COM               COMMON STOCK    925524308     1473    36150    SH          SOLE        1       36150    0      0
VODAFONE GROUP PLC ADR            ADRS STOCKS     92857W100     1006    55500    SH          SOLE        1       55500    0      0
YOUNG BROADCASTING INC CL A       COMMON STOCK    987434107      132    10000    SH          SOLE        1       10000    0      0

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